Note 5 - Loans (Details Textual)	1 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Loan Balance For Reviewing High Risk Loans Minimum		$ 250,000
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans		$ 226,000	$ 205,000	$ 387,000
Financing Receivable, Modifications, Number of Contracts		0		2
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	$ 89,297	$ 131,067